Accumulated other Comprehensive Income (Loss) (Details) - Schedule of changes in accumulated balances of other comprehensive income (loss) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 571
Other comprehensive income (loss) before reclassifications	(12,944)
Amounts reclassified from accumulated other comprehensive income	840
Net current period other Comprehensive income (loss)	(12,104)
Ending Balance	(11,533)
Unrealized gain (loss) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(522)
Other comprehensive income (loss) before reclassifications	(9,928)
Amounts reclassified from accumulated other comprehensive income	10
Net current period other Comprehensive income (loss)	(9,918)
Ending Balance	(10,440)
Unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	293
Other comprehensive income (loss) before reclassifications	(3,016)
Amounts reclassified from accumulated other comprehensive income	830
Net current period other Comprehensive income (loss)	(2,186)
Ending Balance	(1,893)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	800
Other comprehensive income (loss) before reclassifications
Amounts reclassified from accumulated other comprehensive income
Net current period other Comprehensive income (loss)
Ending Balance	$ 800